Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets:
Assets		₩ 786,013,485	₩ 739,764,256
Derivative financial assets		7,153,950	10,279,257
Liabilities:
Liabilities		725,641,161	680,943,223
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans		190	154
Allowances for credit loss		(1)	(1)
Accrued income		14	23
Liabilities:
Deposits		3,855	5,559
Allowance for Undrawn Commitment		1	1
Key management personnel and their immediate relatives:
Assets:
Loans		4,558	3,402
Assets		753,419	1,185,307
Liabilities:
Liabilities		33,253	53,707
Incorporated association Finance Saving Information Center
Assets:
Credit card loans		1	2
Liabilities:
Deposits		4	3
Nomura-Rifa Private Real Estate Investment Trust 19
Assets:
Allowances for credit loss		(3,781)	(247)
Accrued income		47	0
Loans		11,400	11,700
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Accrued income	[1]	0	71
KOREA FINANCE SECURITY CO., LTD
Assets:
Credit card loans		7	6
Liabilities:
Deposits		123	131
Korea Credit Bureau
Assets:
Credit card loans		907	616
Allowances for credit loss		0	(1)
Liabilities:
Deposits		1,671	24
Goduck Gangil1 PFV Co., Ltd.
Liabilities:
Deposits		0	4
SBC PFV Co., Ltd.
Assets:
Allowances for credit loss		(3,990)	(1,345)
Accrued income		93	89
Loans		519,800	984,600
Liabilities:
Deposits		1	105
Allowance for Undrawn Commitment		771	0
Goduck Gangil10 PFV Co., Ltd
Liabilities:
Deposits		340	11,899
Shinhan Global Healthcare Fund 2
Liabilities:
Deposits		1	1
EDNCENTRAL Co., Ltd.
Assets:
Allowances for credit loss		0	(74)
Accrued income		0	64
Loans	[1]	0	25,400
Liabilities:
Provisions		0	156
Deposits		0	1,170
Future-Creation Neoplux Venture Capital Fund
Assets:
Account receivables		3,600	3,600
Gyeonggi-Neoplux Superman Fund
Assets:
Account receivables		0	1,696
Shinhan-Neoplux Energy Newbiz Fund
Assets:
Account receivables		643	721
SHINHAN-NEO Core Industrial Technology Fund
Assets:
Account receivables		288	399
Neoplux No.3 Private Equity Fund
Assets:
Account receivables		9,240	7,532
Wave Technology
Liabilities:
Deposits		106	115
SHINHAN-NEO Market-Frontier 2nd Fund
Assets:
Account receivables		1,485	1,402
iPIXEL Co., Ltd.
Assets:
Credit card loans		10	14
Allowances for credit loss		0	(1)
Liabilities:
Deposits		74	717
Allowance for Undrawn Commitment		0	1
NewWave 6th Fund
Assets:
Account receivables		791	877
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Liabilities:
Deposits		784	852
Logisvalley Shinhan REIT Co., Ltd.
Assets:
Allowances for credit loss		(29)	(30)
Accrued income		75	75
Loans		33,000	33,000
Liabilities:
Deposits		932	1,340
Shinhan-Albatross tech investment Fund
Liabilities:
Deposits		2,331	4,339
Shinhan VC tomorrow venture fund 1
Assets:
Account receivables		2,992	2,474
Shinhan Time 1st Investment fund
Liabilities:
Deposits		0	64
NH-J&-IBKC Label Technology Fund
Liabilities:
Deposits		44	59
Shinhan General Private Real Estate Investment Trust No.3
Assets:
Accrued income		50	44
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Assets:
Accrued income		146	145
Shinhan-GB FutureFlow Fund L.P.
Assets:
Account receivables		0	41
CASCADETECH INC
Liabilities:
Deposits		11	35
Songpa biz cluster PFV Co., Ltd.
Assets:
Allowances for credit loss		(521)	(119)
Accrued income		129	26
Loans		70,272	22,424
Liabilities:
Allowance for Undrawn Commitment		0	95
TECHFIN RATINGS Co., Ltd.
Assets:
Credit card loans		28	13
Allowances for credit loss		0	(2)
Liabilities:
Deposits		13,548	21,611
Allowance for Undrawn Commitment		1	7
Nomura-Rifa Private Real Estate Investment Trust 31
Assets:
Allowances for credit loss		(54)	(27)
Loans		13,860	14,000
Pacific Private Placement Real Estate Fund No.40
Assets:
Allowances for credit loss		(99)	(75)
Accrued income		152	124
Loans		14,000	14,000
Shinhan-DS Mezzanine Fund 1
Liabilities:
Unearned revenue		88	93
Shinhan-Csquared Mezzanine Fund 1
Liabilities:
Unearned revenue		19	19
KR Seocho Co., Ltd
Assets:
Allowances for credit loss		(228)	(213)
Accrued income		1,691	573
Loans		11,871	11,871
STIC ALT Global II Private Equity Fund
Liabilities:
Deposits		805	2,207
LB Scotland Amazon Fulfillment Center Fund 29
Assets:
Derivative financial assets		0	503
Shinhan AIM FoF Fund 1-A
Assets:
Derivative financial assets		0	3,511
PineStreet Global Corporate FoF XIII-2
Assets:
Derivative financial assets		469	104
Liabilities:
Liabilities		17	0
KB Distribution Private Real Estate 3-1
Assets:
Allowances for credit loss		0	(4)
Accrued income		0	17
Loans		0	2,000
Shinhan-CJ TechInnovation Fund 1st
Liabilities:
Deposits		3,500	3,100
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Assets:
Accrued income		14	12
SH Prestige High Dividend Security Feeder No.1[Equity]
Assets:
Accrued income		34	14
JS Shinhan Private Equity Fund [Member]
Assets:
Accrued income		289	0
SH K-REITs Infra Real Estate Investment Trust (FoFs)
Assets:
Accrued income		5	5
Capstone REITs No.26 [Member]
Assets:
Allowances for credit loss		(21)	(21)
Accrued income		93	90
Loans		20,000	20,000
Shinhan-Dev healthcare Fund I
Liabilities:
Unearned revenue		8	0
Credila Financial Services [Member]
Assets:
Allowances for credit loss		(78)	0
Loans		19,895	0
Liabilities:
Deposits		3,196	0
Shinhan Rio Green Private Equity Fund [Member]
Assets:
Account receivables		79	0
D2U 12th Fund [Member]
Liabilities:
Deposits		400	0
Finflow [Member]
Liabilities:
Deposits		574	0
Fireant Media and Digital Service Joint Stock Company [Member]
Liabilities:
Deposits		4	0
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)BondFoFs [Member]
Assets:
Accrued income		4	0
IGIS Yongsan Office General Private Real Estate Investment Trust 518 [Member]
Assets:
Allowances for credit loss		(141)	(107)
Accrued income		140	140
Loans		20,000	20,000
ShinhanBNK Global Fund I [Member]
Liabilities:
Unearned revenue		₩ 44	₩ 0

[1]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2025.